Background, Organization, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Property and Investments	Other property and investments on Southwest’s and the Company’s Consolidated Balance Sheets includes:

	December 31,
(Thousands of dollars)	2020	2019
Southwest Gas Corporation:
Net cash surrender value of COLI policies	$140,874	$132,072
Other property	2,737	1,715
Total Southwest Gas Corporation	143,611	133,787
Centuri property, equipment, and intangibles	1,089,414	983,905
Centuri accumulated provision for depreciation and amortization	(422,741)	(352,333)
Other property	23,961	18,814
Total Southwest Gas Holdings, Inc.	$834,245	$784,173

Summary of Intangible Assets	These intangible assets are included in Other property and investments on the Company’s Consolidated Balance Sheets. Centuri’s intangible assets, not including goodwill, at December 31, 2020 and 2019, respectively, were as follows:

	December 31, 2020
(Thousands of dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$154,757	$(29,237)	$125,520
Trade names and trademarks	23,618	(8,954)	14,664
Customer contracts backlog	270	(270)	—
Noncompete agreements	1,931	(1,931)	—
Total	$180,576	$(40,392)	$140,184

	December 31, 2019
Customer relationships	$154,186	$(20,735)	$133,451
Trade names and trademarks	23,353	(6,754)	16,599
Customer contracts backlog	270	(252)	18
Noncompete agreements	2,045	(1,602)	443
Total	$179,854	$(29,343)	$150,511

Schedule of Estimated Future Amortization of Intangible Assets
The estimated future amortization of the intangible assets for the next five years and thereafter is as follows:

(Thousands of dollars)
2021	$10,343
2022	10,255
2023	10,255
2024	10,255
2025	10,211
Thereafter	88,865
Total	$140,184

Schedule of Goodwill	Goodwill on Southwest’s and the Company’s Consolidated Balance Sheets includes:

(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Total Company
Balance, December 31, 2018	$10,095	$348,950	$359,045
Measurement-period adjustments - Linetec acquisition	—	(21,172)	(21,172)
Foreign currency translation adjustment	—	5,150	5,150
Balance, December 31, 2019	10,095	332,928	343,023
Foreign currency translation adjustment	—	2,161	2,161
Balance, December 31, 2020	$10,095	$335,089	$345,184

Schedule of Capitalized and Debt Portion of AFUDC	Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted. AFUDC, disaggregated by type, included in the Company’s and Southwest’s Consolidated Statements of Income are presented in the table below:

(Thousands of dollars)	2020	2019	2018
AFUDC:
Debt portion	$3,202	$4,558	$3,264
Equity portion	4,724	4,161	3,627
AFUDC capitalized as part of utility plant	$7,926	$8,719	$6,891
AFUDC rate	5.51%	5.36%	5.85%

Schedule of Other Income (Deductions)	The following table provides the composition of significant items included in Other income (deductions) on the Consolidated Statements of Income:

(Thousands of dollars)	2020	2019	2018
Southwest Gas Corporation – natural gas operations segment:
Change in COLI policies	$9,200	$17,400	$(3,200)
Interest income	4,015	6,356	6,020
Equity AFUDC	4,724	4,161	3,627
Other components of net periodic benefit cost	(20,022)	(15,059)	(21,059)
Miscellaneous income and (expense)	(4,507)	(3,341)	(2,628)
Southwest Gas Corporation – total other income (deductions)	(6,590)	9,517	(17,240)
Utility infrastructure services segment:
Interest income	—	—	88
Foreign transaction gain (loss)	(16)	546	(222)
Equity in earnings of unconsolidated investment – Western	80	439	531
Miscellaneous income and (expense)	(271)	(519)	(635)
Centuri – total other income (deductions)	(207)	466	(238)
Corporate and administrative	8	102	52
Consolidated Southwest Gas Holdings, Inc. - total other income (deductions)	$(6,789)	$10,085	$(17,426)

Schedule of Earnings Per Share, Basic and Diluted	A reconciliation of the denominator used in Basic and Diluted EPS calculations is shown in the following table:

(In thousands)	2020	2019	2018
Weighted average basic shares	55,998	54,245	49,419
Effect of dilutive securities:
Management Incentive Plan shares	—	12	25
Restricted stock units (1)	78	55	32
Weighted average diluted shares	56,076	54,312	49,476
(1) The number of securities granted for 2020, 2019, and 2018 includes 69,000, 46,000, and 23,000 performance shares, respectively, the total of which was derived by assuming that target performance will be achieved during the relevant performance period.